Operating Lease - Schedule of Maturities of Operating Lease Liabilities (Detail) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Lessee, Operating Lease, Liability, to be Paid, Fiscal Year Maturity [Abstract]
2026	$ 362,213
2027	446,424
2028	272,271
2029	250,700
2030 and thereafter	250,701
Total undiscounted lease payments	1,582,309
Less: imputed interest	(129,539)
Total operating lease liabilities	$ 1,452,770	$ 1,025,976